Lease Obligation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease Obligation [Abstract]
LEASE OBLIGATION

NOTE 10 – LEASE OBLIGATION

In connection with the acquisition of 42 Telecom on August 1, 2025, the Company assumed an operating lease for office premises located on the third and fourth floors of Hyundai Block, Valley Road, Msida, Malta. The lease commenced upon handover on July 24, 2023 and has a contractual term of five years, of which the first two years are non-cancellable and the remaining three years may be terminated by the Company with two months’ notice. Annual base rent is €60 plus VAT, payable quarterly in advance. Lease costs are included in the unaudited condensed consolidated statements of operations and comprehensive loss as selling, general and administrative expenses.

The following table summarizes operating lease assets and liabilities as of June 30, 2026 and December 31, 2025:

	June 30,	December 31,
	2026	2025
Operating Leases
Right-of-use assets	$131	$168

Operating lease liability, current portion	64	65
Operating lease liability, net of current portion	67	102
Total lease liabilities	$131	$167

Weighted Average Remaining Lease Term (in years)	2
Weighted Average Discount Rate	4%

The operating lease costs for the three and six months ended June 30, 2026 totaled $18 and $36, respectively and for the three and months ended June 30, 2025, $0.

The following table presents the maturity of operating lease liabilities as of June 30, 2026:

June 30,
2026 (remaining 6 months)	$34
2027	68
2028	34
Total lease payments	136
Less : imputed interest	(5)
Total	$131

NOTE 10 – LEASE OBLIGATIONS

In connection with the acquisition of 42 Telecom on August 1, 2025, the Company assumed an operating lease for office l premises located on the third and fourth floors of Hyundai Block, Valley Road, Msida, Malta. The lease commenced upon handover on July 24, 2023 and has a contractual term of five years, of which the first two years are non-cancellable and the remaining three years may be terminated by the Company with two months’ notice. Annual base rent is €60,000 plus VAT, payable quarterly in advance.

Lease costs are included in the consolidated statements of operations as selling, general and administrative expenses.

The following is the summary of operating lease assets and liabilities:

	December 31,
	2025	2024
Operating Leases
Right-of-use assets	$167,807	$-

Operating lease liability, current portion	65,156	-
Operating lease liability, net of current portion	102,651	-
Total lease liabilities	$167,807	$-

Weighted Average Remaining Lease Term (in years)	2.5
Weighted Average Discount Rate	4%

The operating lease costs totaled $28,927 and $0, for the years ended December 31, 2025 and 2024, respectively.

The following is the summary of future minimum payments as of:

December 31,
2026	$70,579
2027	70,579
2028	35,289
Total lease payments	176,447
Less : imputed interest	(8,640)
Total	$167,807